MARKETABLE SECURITIES (Summary of Available-for-sale Marketable Securities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Available-for-sale – matures within one year:
Amortized cost, within one year	$ 7,164
Gross unrealized gains, within one year	0
Gross unrealized losses, within one year	126
Accrued Interest, within one year	39
Fair value, within one year	7,077
Corporate bonds [Member]
Available-for-sale – matures within one year:
Amortized cost, within one year	7,164
Gross unrealized gains, within one year	0
Gross unrealized losses, within one year	126
Accrued Interest, within one year	39
Fair value, within one year	$ 7,077